Deferred Exploration and Evaluation Expenditure	12 Months Ended
Jun. 30, 2024
Deferred Exploration and Evaluation Expenditure [Abstract]
DEFERRED EXPLORATION AND EVALUATION EXPENDITURE

11.    DEFERRED EXPLORATION AND EVALUATION EXPENDITURE

Exploration and evaluation phases:	30 June 2024 $	30 June 2023 $
Balance at beginning of period	34,724,374	30,468,697
Expenditure incurred	1,039,863	2,874,455
Foreign exchange movement	(550,695)	1,381,222
Balance at end of period	35,213,542	34,724,374

The recoupment of costs carried forward in relation to areas of interest in the exploration and evaluation phases is dependent upon the successful development and commercial exploitation or sale of the respective areas.